Deposits - Summary of Deposits and Components (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure Of Deposits [Line items]
Deposit	$ 570,740	$ 485,712
Purchased notes, net	3,063	2,930
Notes issued	311,426	257,502
Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposit	249,840
Payable on fixed date [member] | Bank recapitalization (bail-in) conversion regulations [member]
Disclosure Of Deposits [Line items]
Deposit	19,925	8,986
Cibc capital trust [member]
Disclosure Of Deposits [Line items]
Notes issued	303	302
Denominated in U.S. dollars [member]
Disclosure Of Deposits [Line items]
Deposit	185,200	152,800
Denominated in other foreign currencies [member]
Disclosure Of Deposits [Line items]
Deposit	$ 30,200	$ 30,000